Sun Life Assurance Company of Canada (U.S.)
One Sun Life Executive Park
112 Worcester Street
Wellesley Hills, Massachusetts 02481

February 27, 2009

Securities and Exchange Commission
901 E Street, N.W.
Washington, D.C. 20549-0506

Re:	Sun Life of Canada (U.S.) Variable Account F ("Registrant")
Sun Life Assurance Company of Canada (U.S.) ("Sun Life (U.S.)") ("Depositor")
Post-Effective Amendment No. 15 to the Registration Statement on Form N-4
(File Nos. 811-05846 and 333-83364) (“Registration Statement”)

Commissioners:

      Conveyed herewith for filing pursuant to the Securities Act of 1933 (the "Act") and the Investment Company Act of 1940 is Post-Effective Amendment No. 15 (the "Amendment") to the above-captioned Registration Statement.  The Registration Statement registers the variable portion of an indefinite number of flexible payment deferred annuity contracts (the "Contracts") used in connection with retirement and deferred compensation plans.

       This Amendment is being filed pursuant to Rule 485(a) under the Act for the purpose of amending the Sun Life Financial Masters Access prospectus (“Prospectus”) included in the Registration Statement to revise (a) the pricing of and (b) the income and withdrawal percentage rates on the living benefits available under the Contracts. The Amendment follows-up a filing made pursuant to Rule 497 on January 13, 2009.  At that time, Registrant determined that, in light of the current economic situation, certain pricing changes and percentage rate changes had to be made to living benefits offered under the Contracts if sales of the living benefits were to continue.  Because these changes are fundamental to the product being offered and because the need to make the changes was immediate, Registrant filed a “new form” of the prospectus, pursuant to Rule 497, which contained the new pricing and percentage rate changes, with the understanding that the Prospectus would be amended to add those changes to the Contracts, pursuant to Rule 485(a), prior to May 1, 2009.

       The Amendment has been redlined to show changes made in the Registration Statement since Post-Effective Amendment No. 14.

       Because the addition of the changes to the pricing and percentage rate changes will not otherwise change the Prospectus, we hereby request that the Prospectus, be given selective review.

       The Amendment shares its prospectus with a registration statement filed on Form S-3 (File No. 333-130699).  The Form S-3 registration statement registers the guarantee periods of the Fixed Account described in the prospectus.  A new Form S-3 registration statement was filed on December 19, 2009 (File No. 333-156308) (the “New Form S-3 Registration Statement”) in compliance with the SEC’s triennial filing requirements set forth in revisions to Rule 415 under the Act.  When the New Form S-3 Registration Statement becomes effective, it will replace the existing Form S-3 registration statement.  As explained in the transmittal letter to the SEC that accompanied the filing of the New Form S-3 Registration Statement, the prospectus filed in the New Form S-3 Registration Statement will be updated to coordinate with the annual update of the Form N-4 prospectuses and will include all comments of the SEC Staff.  The Depositor anticipates making the corresponding Form S-3 filing in the form of a pre-effective amendment following the resolution of any Staff comments on the Amendment to the Form N-4 Registration Statement.

       Please direct all questions and comments to the undersigned at (781) 263-6402 or to Elizabeth Love at (781) 263-6302.

Respectfully yours,

/Sandra M. DaDalt/

Sandra M. DaDalt
Assistant Vice President & Senior Counsel

cc:    Elizabeth Love, Esquire
         Rebecca A. Marquigny, Esquire